Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 91.5%
Biotechnology - 2.0%
326,086	Vivoryon Therapeutics NV (Netherlands)(1)	$5,812,517

Capital Markets - 6.2%
194,807	KKR & Co, Inc. - Class A (United States)	9,516,322
289,127	Tikehau Capital SCA (France)	8,578,229
		18,094,551
Consumer Finance - 1.2%
16,710,000	Emergent Capital, Inc. (United States)(1)(4)(7)	3,509,100

Diversified Financial Services - 2.1%
520,550	ESG Core Investments BV (Netherlands)(1)	5,988,526

Diversified Telecommunication Services - 2.1%
1,403,433	Telia Co. AB (Sweden)	6,079,141

Electronic Equipment - 2.4%
250,346	LPKF Laser & Electronics AG (Germany)(2)	7,001,926

Entertainment - 9.6%
1,945,441	Modern Times Group MTG AB - B Shares (Sweden)(1)	28,178,816

Food Products - 11.9%
1,894,004	Atlantic Sapphire AS (Norway)(1)	26,683,441
712,117	Aker BioMarine ASA (Norway)(1)	8,159,271
		34,842,712

Health Care Equipment & Supplies - 1.3%
167,649	PharmaSGP Holding SE (Germany)(1)	3,928,122

Hotels, Restaurants & Leisure - 3.6%
317,680	Gamesys Group PLC (United Kingdom)	8,461,306
2,561,942	Codere SA Restricted (Acquired 08/03/2016 through 12/03/2019, cost $19,315,625) (Spain)(1)(3)(7)(8)(9)	1,975,393
		10,436,699
Independent Power and Renewable Electricity Producers - 2.5%
1,257,000	Aker Horizons AS (Norway)(1)	4,644,043
2,217,000	Aker Clean Hydrogen AS (Norway)(1)	2,643,868
		7,287,911
Industrial Conglomerates - 6.3%
78,868	EXOR NV (Netherlands)	6,653,646
1,230,227	Bollore SA (France)	5,941,007
61,177	Lifco AB - B Shares (Sweden)	5,687,984
		18,282,637
Life Sciences Tools & Services - 3.1%
2,605,607	Enzo Biochem, Inc. (United States)(1)(4)	8,963,288

Marine - 3.8%
1,006,500	Cadeler AS (Denmark)(1)	4,218,683
142,100	Zim Integrated Shipping - Service Shares (Israel)(1)	3,458,714
159,464	Eneti, Inc. (Marshall Islands)	3,353,528
		11,030,925
Media - 13.9%
297,705	Nordic Entertainment Group AB - Class B (Sweden)(1)	13,253,376
43,751	IAC InterActive Corp. (United States)(1)	9,463,779
890,000	Group Nine Acquisition Corp. (United States)(1)	8,962,300
201,088	Vivendi SA (France)	6,602,868
623,652	Aimia, Inc. (Canada)(1)	2,565,673
		40,847,996
Oil, Gas & Consumable Fuels - 5.0%
2,392,476	Calumet Specialty Products Partners LP (United States)(1)	14,594,104

Pharmaceuticals - 1.1%
1,166,107	Acacia Pharma Group PLC (United Kingdom)(1)(2)	3,240,971

Professional Services - 0.5%
79,136	Rekor Systems, Inc. (United States)(1)	1,581,929

Semiconductors & Semiconductor Equipment - 7.7%
620,536	MagnaChip Semiconductor Corp. (South Korea)(1)	15,451,345
325,219	Xperi Holding Corp. (United States)	7,080,018
		22,531,363
Technology Hardware, Storage & Peripherals - 3.6%
282,813	S&T AG (Austria)(1)(2)	7,031,107
263,681	VIA Optronics AG - ADR (Germany)(1)	3,406,759
		10,437,866
Wireless Telecommunication Services - 1.6%
2,301,643	ICE Group AS (Norway)(1)	4,709,230

TOTAL COMMON STOCKS
(Cost $196,850,825)		267,380,330

Principal Amount		Value
CORPORATE OBLIGATIONS - 4.6%
Consumer Finance - 4.6%
$13,296,318	Emergent Capital, Inc.
	8.500% Cash or 11.500% PIK, 7/15/2021 (United States)(7)(10)	13,390,754
TOTAL CORPORATE OBLIGATIONS
(Cost $13,211,799)		13,390,754

Shares				Value
WARRANTS: 0.5%
Consumer Finance - 0.2%
4,344,786		Emergent Capital, Inc., Expiration: July, 2025, Exercise Price $0.20 (United States)(1)(3)(7)(9)		553,052
Diversified Financial Services - 0.3%
1,000,000		2MX Organic SA, Expiration: November, 2025, Exercise Price $11.50 (France)(1)(7)		633,260
124,678		ESG Core Investments BV, December, 2027, Exercise Price $11.50 (Netherlands)(1)		147,673
				780,933
TOTAL WARRANTS
(Cost $719,899)				1,333,985

Contracts(5)			Notional Value	Value
CALL OPTIONS PURCHASED - 0.6%
7,550		Calumet Specialty Products Partners LP, Expiration: August, 2021, Strike Price $4.00 (United States)(7)	$4,605,500	1,679,875
TOTAL CALL OPTIONS PURCHASED
(Cost $733,276)				1,679,875
PUT OPTIONS PURCHASED - 0.1%
1,000		iShares JP Morgan USD Emerging Markets Bond ETF, Expiration: May, 2021, Strike Price $108.00 (United States)	10,888,000	179,500
1,600		Invesco CurrencyShares Euro Currency Trust, Expiration: May, 2021, Strike Price $109.00 (United States)	17,579,200	96,000
TOTAL PUT OPTIONS PURCHASED
(Cost $289,273)				275,500

Shares
SHORT-TERM INVESTMENT - 1.2%
Money Market - 1.2%
3,580,868		First American Treasury Obligations Fund - Class X, 0.03%(6)		3,580,868
TOTAL SHORT-TERM INVESTMENT
(Cost $3,580,868)				3,580,868

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 3.4%
Money Market - 3.4%
9,939,285		First American Government Obligations Fund, Class X, 0.04%(6)		9,939,285
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
(Cost $9,939,285)				9,939,285

TOTAL INVESTMENTS IN SECURITIES - 101.9%
(Cost $225,325,225)				297,580,597
Liabilities in Excess of Other Assets - (1.9)%				(5,522,443)
TOTAL NET ASSETS - 100.0%				$292,058,154

Percentages are stated as a percent of net assets.
	(1)	Non-income producing security.
	(2)
All or a portion of this security is on loan. At March 31, 2021 the total value of securities on loan was $9,385,693, which represents 3.2% of total net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

	(3)	These securities were fair valued in good faith by the Adviser’s Valuation Committee. The aggregate value of these securities at March 31, 2021 were $2,528,445, which represents 0.9% of net assets.
	(4)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to “Investments in Affiliates” for further disclosures related to these affiliated securities.
	(5)	100 shares per contract.
	(6)	Seven-day yield as of March 31, 2021.
	(7)	The Advisor has deemed a portion of these securities as illiquid. These securities have a value of $21,741,434, which represents 7.4% of total net assets at March 31, 2021.
	(8)	This security is restricted. This security has a value of $1,975,393, which represents 0.7% of total net assets at March 31, 2021.
	(9)	Value determined using significant unobservable inputs.
	(10)	Represents a defaulted security.

Glossary of Terms
ADR-	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

Country	Long
United States^	31.9%
Sweden	18.2%
Norway	16.0%
France	7.5%
Netherlands	6.4%
South Korea	5.3%
Germany	4.9%
United Kingdom	4.0%
Austria	2.4%
Denmark	1.4%
Israel	1.2%
Marshall Islands	1.1%
Canada	0.9%
Spain	0.7%
Total	101.9%
Percentages are stated as a percent of net assets.
	^	United States allocation includes Short-Term Investment-Money Market Fund of 1.2% and Securities Held as Collateral on Loaned Securities of 3.4%

SCHEDULE OF OPTIONS WRITTEN at March 31, 2021 (Unaudited)
Contracts(1)		Notional Value	Value
PUT OPTIONS WRITTEN - 0.0%(2)
1,000	iShares JP Morgan USD Emerging Markets Bond ETF, Expiration: May, 2021, Strike Price $100.00 (United States)	$10,888,000	$35,500
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $33,424)			35,500

TOTAL OPTIONS WRITTEN			$35,500
(Premiums Received $33,424)

(1)	100 shares per contract.
(2)	Less than 0.1%.

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS at March 31, 2021 (Unaudited)
As of March 31, 2021, the Fund had the following forward currency contracts outstanding:

	Currency to be Received			Currency to be Delivered

			USD Value at			USD Value at	Net Unrealized
Settlement Date	Amount	Currency	March 31, 2021	Amount	Currency	March 31, 2021	Appreciation
4/22/2021	53,048,530	USD	$53,048,530	452,000,000	SEK	$51,765,564	$1,282,966	(a)
4/22/2021	67,423,709	USD	67,423,709	56,500,000	EUR	66,287,644	1,136,065	(a)
4/22/2021	26,314,548	USD	26,314,548	223,000,000	NOK	26,072,720	241,828	(a)
4/22/2021	8,455,241	USD	8,455,241	6,100,000	GBP	8,410,071	45,170	(a)
4/22/2021	2,521,922	USD	2,521,922	3,150,000	CAD	2,506,693	15,229	(a)
			$157,763,950			$155,042,692	$2,721,258
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars
(a)	Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2021

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, default rates and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund’s net assets as of March 31, 2021 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$265,404,937	$-	$1,975,393	$267,380,330
Corporate Obligations	–	13,390,754	–	13,390,754
Warrants	780,933	–	553,052	1,333,985
Call Options Purchased	–	1,679,875	–	1,679,875
Put Options Purchased	–	275,500	–	275,500
Short-Term Investments	3,580,868	–	–	3,580,868
Securities Held as Collateral on Loaned Securities	9,939,285	–	–	9,939,285
Total Investments in Securities	279,706,023	15,346,129	2,528,445	297,580,597
Unrealized appreciation on Forward Foreign Currency *	-	2,721,258	–	2,721,258
Total Assets	$279,706,023	$18,067,387	$2,528,445	$300,301,855
Liabilities
Put Options Written*	$–	$35,500	$–	$35,500
Total Liabilities	$–	$35,500	$–	$35,500

* Forward foreign currency contracts are reflected at the unrealized appreciation (depreciation), while options written are reflected at value.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stocks	Warrants
Balance as of January 1, 2021	$4,049,932	$677,209
Purchases	-	-
Sales proceeds and paydowns	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(2,074,539)	(124,157)
Transfers into/(out of) Level 3	-	-
Balance as of March 31, 2021	$1,975,393	$553,052
Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at March 31, 2021.	$(2,074,539)	$(124,157)

The Level 3 amounts disclosed in the table above consist of two securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below indicates the quantitative information about Level 3 fair value measurements for these securities:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Market Value Impact if Input Increases
Common Stock	1,975,393	Market Approach	Mean of third party Independent Valuation Service Provider Broker Quote	0.6575 EUR	Increase
Warrant	553,052	Options pricing model	Illiquidity discount rate	25.00%	Decrease
			Default rate	1.00%	Decrease

Investments in Affiliates
The Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2021. As a result, these companies are deemed to be affiliated companies. The below table represents market value:

Issuer	Value Jan. 1, 2021	Purchases	Sales	Realized Gain (Loss)
Emergent Capital, Inc. (United States)	$4,344,600	$-	$-	$-
Enzo Biochem, Inc. (United States)	6,566,130	-	-	-
	$10,910,730	$-	$-	$-

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value March 31, 2021	Share Balance March 31, 2021
Emergent Capital, Inc. (United States)	$(835,500)	$-	$3,509,100	16,710,000
Enzo Biochem, Inc. (United States)	2,397,158	-	8,963,288	2,605,607
	$1,561,658	$-	$12,472,388	19,315,607